Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	95.00%
Purchased Options	5.00%
100.0%

Percentages based on total investments.

Cambria Global Tail Risk ETF
Schedule of Investments
January 31, 2024 (Unaudited)

		Shares	Value
Exchange Traded Funds - 84.2%
iShares® 7-10 Year Treasury Bond ETF		6,327	$610,302
iShares® TIPS Bond ETF		5,441	586,812
VanEck J. P. Morgan EM Local Currency Bond ETF		21,863	545,919
Vanguard Total International Bond ETF		10,666	523,487
Total Exchange Traded Funds (Cost $2,327,888)			2,266,520

	Notional Amount	Contracts
Options Purchased - 4.4% Put Options - 4.4%			$–
MSCI EAFE Index		–	$–
Expires 03/15/2024, Strike Price $2,000	$674,461	3	975
Expires 06/21/2024, Strike Price $2,000	2,473,025	11	18,260
Expires 09/20/2024, Strike Price $1,900	1,348,923	6	10,800
Expires 12/20/2024, Strike Price $2,000	674,461	3	13,410
MSCI Emerging Markets Index		–	$–
Expires 03/15/2024, Strike Price $950	390,319	4	4,400
Expires 06/21/2024, Strike Price $950	1,170,958	12	30,900
Expires 09/20/2024, Strike Price $900	878,219	9	20,880
Expires 12/20/2024, Strike Price $900	585,479	6	19,290
Total Options Purchased (Cost $268,577)			118,915
		Shares
Short-Term Investments - 9.7%
Money Market Funds - 9.7%
First American Treasury Obligations Fund - Class X, 5.25%(a)		260,328	260,328
Total Short-Term Investments (Cost $260,328)			260,328

Total Investments - 98.3% (Cost $2,856,793)			2,645,763
Other Assets in Excess of Liabilities - 1.7%			46,983
Total Net Assets - 100.0%			$2,692,746

Percentages are stated as a percent of net assets.
EAFE - Europe, Australasia and Far East
ETF - Exchange Traded Funds
MSCI - Morgan Stanley Capital International
TIPS - Treasure Inflated Protected Security

(a)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Global Tail Risk ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$2,266,520	$–	$–	$2,266,520
Options Purchased	–	118,915	–	118,915
Short-Term Investments	260,328	–	–	260,328
Total Investments	$2,526,848	$118,915	$–	$2,645,763

 Refer to the Schedule of Investments for industry classifications.